RESTATEMENT TO PREVIOUS PERIODS (Tables)	3 Months Ended
Mar. 31, 2022
Restatement To Previous Periods
SCHEDULE OF ADJUSTMENTS TO COMPARATIVE FINANCIAL INFORMATION

As at March 31, 2021	Amounts before restatement		Restatement		Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic & diluted		21,070,046		(90,000)		20,980,046
Net loss per share – basic and diluted		$(2.15)		$-		$(2.15)
For the three months ended March 31, 2021
Condensed consolidated interim statement of changes in shareholders’ equity	$		$		$
Share capital		75,459,911		(11,916,001)		63,543,910
Equity reserve		5,955,327		(1,831,607)		4,123,720
Balance at March 31, 2021		381,485		(13,747,308)		(13,366,123)